Share premium account - Schedule of Share Premium Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
At 1 January	£ 18,568	£ 18,504	£ 18,479
Issued under employee share schemes	117	64	25
Redemption of preference shares	35	0	0
At 31 December	18,720	18,568	£ 18,504
Expected cash outflow on redemption or repurchase of puttable financial instruments	819	1,745
Redemption of preference shares	0
Share capital and premium £m
Disclosure of classes of share capital [line items]
Redemption of preference shares	£ 35
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
Disclosure of classes of share capital [line items]
Borrowings, interest rate (in percent)	6.475%
Expected cash outflow on redemption or repurchase of puttable financial instruments	£ 47
Preference shares £m
Disclosure of classes of share capital [line items]
Expected cash outflow on redemption or repurchase of puttable financial instruments	47	£ 0
Preference shares £m | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million)
Disclosure of classes of share capital [line items]
Expected cash outflow on redemption or repurchase of puttable financial instruments	£ 47